Property, plant and equipment (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Depreciation expense	$ 100,696,200	$ 96,959,401
Recognized in net incomes [Member]
Statement [Line Items]
Depreciation expense	99,803,814	95,453,146
Recognized in others assets [Member]
Statement [Line Items]
Depreciation expense	$ 892,386	$ 1,506,255